SHARE BASED COMPENSATION (Tables)	9 Months Ended
Sep. 30, 2014
SHARE BASED COMPENSATION [Abstract]
Schedule of Assumptions Used
	Nine months Ended September, 2013
Options granted	Average risk-free rate of return	Exercise multiple	Volatility rate	Dividend yield	Post-vesting forfeiture rate
April 3, 2013	2.29%	2.8 times	51.8%	0%	3%

	Nine months Ended September, 2014
Options granted	Average risk-free rate of return	Exercise multiple	Volatility rate	Dividend yield	Post- vesting forfeiture rate
January 28, 2014	2.77%	3.0~3.5 times	93.0%	0%	3-9.5%

Summary of Stock Option Activity
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value
Options outstanding on January 1, 2014 (after modification of exercise price)	6,371,250	$0.25
Granted	6,274,166	$1.49
Forfeited	(105,000)	$1.49
Exercised	(150,000)	$0.25
Options outstanding on September 30, 2014	12,390,416	$0.87	7.51	$10,487,398
Options vested or expected to vest on September 30, 2014	8,533,983	$0.47	6.30	$10,582,575
Options exercisable on September 30, 2014	7,201,896	$0.51	6.35	$8,630,797